Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Financial Liabilities (Detail) (Level 3, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value-beginning of period	$ 297	$ 297
Issuance of preferred stock warrants			281
Change in fair value of Level III financial liabilities	216	369	16
Reclassification of warrant liability to stockholders' equity		(666)
Fair value-end of period	$ 513		$ 297